Related Party Transactions (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Repaid loans to related party				$ 385,420	$ 1,767,391	$ 3,310,849
Related party transaction, description				(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Rental expense				$ 218,414	163,497	161,136
Description of lease agreement				The Company leases several office spaces from Rongfeng Cui, Rongbing Cui, Runrang Cui, and Saike under non-cancelable operating lease agreements with lease terms range from one to ten years.
Cost of revenue				$ 27,726,833	20,682,498	17,368,249
Inventories purchased from related parties				26,698	44,502	6,616
Purchased financial application software				0	5,059	138,943
Sales [Member]
Related Party Transactions (Textual)
Cost of revenue				1,448,533	399,177	0
Individual [Member]
Related Party Transactions (Textual)
Related party transaction, description	The Company entered into a loan agreement with another individual. In December 2018, the agreement was amended to, among other things, increase the principal amount from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. Interest rate will be 15% during the loan period and 24% for the period past due.
Related Party Transaction [Member]
Related Party Transactions (Textual)
Unsecured short term loans from related parties				1,176,690	0
Repaid loans to related party				60,490	0
Related party transaction, description			The Company entered into a loan agreement with an individual. In May 2018, the agreement was amended to, among other things, increase the principal amount from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among other things, increase the principal amount to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019.
Rental expense				$ 160,143	$ 82,927	$ 56,652
Related Party Transaction [Member] | Minimum [Member]
Related Party Transactions (Textual)
Interest rate for loans outstanding				11.86%
Related Party Transaction [Member] | Maximum [Member]
Related Party Transactions (Textual)
Interest rate for loans outstanding				25.00%
TDH Group BVBA [Member]
Related Party Transactions (Textual)
Related party transaction, description		TDH Group BVBA borrowed non-interest bearing, unsecured long term loans from Rongfeng Cui in the aggregate amount of ?250,000 (approximately $288,000), of which ?60,000 (approximately $69,000), ?60,000 (approximately $69,000), ?60,000 (approximately $69,000), ?60,000 (approximately $69,000), ?10,000 (approximately $11,500) and $0 is due in the year ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively.